Financial Risks - Summary of Information on Historical Net Result and Shareholders' Equity (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)
Americas [member]
Disclosure of historical net income (loss) and shareholders' equity [line items]
Net result | $	$ 423		$ 198		$ (266)
Equity in functional currency | $	$ 5,599		$ 3,838		$ 3,690
United Kingdom [member]
Disclosure of historical net income (loss) and shareholders' equity [line items]
Net result | £		£ 24		£ 56		£ 26
Equity in functional currency | £		£ 1,087		£ 1,198		£ 1,256